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Scudder Variable Series I


o    Scudder 21st Century Growth Portfolio

Supplement to the currently effective prospectuses



The people listed below handle the day-to-day management of the portfolio effective May 3, 2004. Ms. Jones is retiring on June 30, 2004. Effective July 1, 2004, Mr. Dedio and Mr. Janis will become Co-Lead Portfolio Managers of the portfolio.

  Audrey M.T. Jones, CFA                                   Robert S. Janis
  Managing Director of Deutsche Asset Management           Managing Director of Deutsche Asset Management and
  and Lead Portfolio Manager of the portfolio through      Portfolio Manager of the portfolio.
  June 30, 2004.                                            o Joined Deutsche Asset Management and the portfolio
   o Joined Deutsche Asset Management in 1986.                in 2004.
   o Portfolio manager with a primary focus on the          o Previously served as portfolio manager for ten
     credit sensitive, communications services, energy,       years at Credit Suisse Asset Management (or at its
     process industries and transportation sectors.           predecessor Warburg Pincus Asset Management).
   o Over 30 years of investment industry experience.       o Portfolio manager for US small- and mid-cap equity
   o BBA, Pace University Lubin School of Business.           and senior small cap analyst for consumer
   o Joined the portfolio in 2002.                            discretionary, staples and capital goods sectors.
                                                            o Over 20 years of investment industry experience.
  Samuel A. Dedio                                           o MBA, University of Pennsylvania, Wharton School.
  Managing Director of Deutsche Asset Management and
  Portfolio Manager of the portfolio.
   o Joined Deutsche Asset Management in 1999 after
     eight years of experience, formerly serving as
     analyst at Ernst & Young, LLP, Evergreen Asset
     Management and Standard & Poor's Corp.
   o Portfolio manager for US small- and mid-cap equity
     and senior small cap analyst for health care and
     technology.
   o MS, American University, Kogod School of Business.
   o Joined the portfolio in 2002.





               Please Retain This Supplement for Future Reference


May 3, 2004
SVS1-3600